Prospectus Supplement Supplement dated August 1, 2018
California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
California Tax-Free Money Market Fund
(Prospectuses dated January 1, 2018)
Zero Coupon 2020 Fund ■ Zero Coupon 2025 Fund
(Prospectuses dated February 1, 2018)
All Cap Growth Fund ■ Balanced Fund ■ Capital Value Fund ■ Growth Fund ■ Heritage Fund ■ Select Fund Small Cap Growth Fund ■ Ultra Fund ■ Real Estate Fund ■ Emerging Markets Debt Fund
International Bond Fund
(Prospectuses dated March 1, 2018)
Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused International Growth Fund ■ Global Growth Fund ■ Global Small Cap Fund ■ International Discovery Fund ■ International Growth Fund International Value Fund ■ Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund
Multi-Asset Income Fund
(Prospectuses dated April 1, 2018)
High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund ■ Tax-Free Money Market Fund
(Prospectuses dated October 1, 2017)
AC Alternatives Disciplined Long Short Fund ■ AC Alternative Equity Market Neutral Fund
Core Equity Plus Fund ■ Disciplined Growth Fund ■ Equity Growth Fund ■ Global Gold Fund
Income & Growth Fund ■ International Core Equity Fund ■ Small Company Fund ■ Utilities Fund
(Prospectuses dated November 1, 2017)
One Choice® In Retirement Portfolio ■ One Choice® 2020 Portfolio ■ One Choice® 2025 Portfolio
One Choice® 2030 Portfolio ■ One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio
One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio
One Choice® 2060 Portfolio ■ One Choice® Portfolio: Very Conservative
One Choice® Portfolio: Conservative ■ One Choice® Portfolio: Moderate
One Choice® Portfolio: Aggressive ■ One Choice® Portfolio: Very Aggressive ■ Adaptive Small Cap Fund
(Prospectus dated December 1, 2017, Prospectus dated December 1, 2017 (as revised December 19, 2017) and Prospectus dated December 1, 2017 (as revised May 7, 2018)

The following is added as the third paragraph in the Redemptions section in the prospectuses.
Additionally, if you are age 65 or older, or if we have reason to believe you have a mental or physical impairment that renders you unable to protect your own interest, we may temporarily delay the disbursement of redemption proceeds from your account if we believe that you have been the victim of actual or attempted financial exploitation. This temporary delay will be for an initial period of no more than 15 business days while we conduct an internal review of the facts and circumstances of the suspected financial exploitation. If our internal review supports our belief that actual or attempted financial exploitation has occurred or is occurring, we may extend the hold for up to 10 additional business days. At the expiration of the additional hold time, if we have not confirmed that exploitation has occurred, the proceeds will be released to you.

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CL-SPL-94270 1807